Project advances	12 Months Ended
Dec. 31, 2025
Project Advances [Abstract]
Project advances	Project advances

	December 31, 2025	December 31, 2024

Current	12,270	7,577
Project advances	12,270	7,577
Project advances are comprised of funding provided by the Group to fund managers for the development process of new investment funds and the capture of non-capitalized investment funds. In both cases, the amounts are subject to reimbursement to the Group as provided for in the respective agreements between the Group and investment funds.